Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 261,599		¥ 335,012
Payable for advertisement	254,264		304,954
Balance of users' virtual accounts	127,520		120,935
Other tax payables	53,974		55,872
Accrued professional services and related service fee	52,566		68,825
VAT payable	29,930		29,975
Others	74,982		70,300
Total	¥ 854,835	$ 131,009	¥ 985,873